WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.6%
	COMMUNICATIONS — 6.1%
473	GoDaddy, Inc.*	$74,157
	CONSUMER DISCRETIONARY — 13.6%
414	CarMax, Inc.*	32,035
544	Masco Corp.	45,663
72	Pool Corp.	27,130
402	Wyndham Hotels & Resorts, Inc.	31,412
690	YETI Holdings, Inc.*	28,311
		164,551
	FINANCIALS — 8.4%
676	Brown & Brown, Inc.	70,033
20	Markel Group, Inc.*	31,372
		101,405
	HEALTH CARE — 8.8%
49	Chemed Corp.	29,448
194	Ensign Group, Inc.	27,901
141	Molina Healthcare, Inc.*	48,583
		105,932
	INDUSTRIALS — 20.2%
637	API Group Corp.*	21,034
71	EMCOR Group, Inc.	30,568
373	Graco, Inc.	32,641
135	IDEX Corp.	28,957
183	Landstar System, Inc.	34,563
1,247	R1 RCM, Inc.*	17,670
177	SiteOne Landscape Supply, Inc.*	26,711
473	Tetra Tech, Inc.	22,307
60	Watsco, Inc.	29,513
		243,964
	MATERIALS — 13.4%
338	Ashland, Inc.	29,396
360	Ball Corp.	24,448
82	Carlisle Cos., Inc.	36,879
1,739	Element Solutions, Inc.	47,231
360	Trex Co., Inc.*	23,969
		161,923
	REAL ESTATE — 6.9%
284	CBRE Group, Inc. - Class A*	35,352

WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
180	Jones Lang LaSalle, Inc.*	$48,566
		83,918
	TECHNOLOGY — 20.2%
289	Booz Allen Hamilton Holding Corp.	47,038
210	CDW Corp.	47,523
385	Entegris, Inc.	43,324
257	MKS Instruments, Inc.	27,939
227	PTC, Inc.*	41,010
101	Zebra Technologies Corp. - Class A*	37,402
		244,236
	TOTAL COMMON STOCKS
	(Cost $912,350)	1,180,086

Principal Amount
	BANK DEPOSIT INVESTMENTS — 3.6%
$44,039	UMB Bank, Money Market Special II, 4.68%[1]	44,039
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $44,039)	44,039
	TOTAL INVESTMENTS — 101.2%
	(Cost $956,389)	1,224,125
	Liabilities in Excess of Other Assets — (1.2)%	(14,556)
	TOTAL NET ASSETS — 100.0%	$1,209,569

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.